Supplement to the
Fidelity® Select Portfolios®
Communication Services Portfolio
April 29, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Managers" heading.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2018.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
Priyanshu Bakshi (Co-Portfolio Manager) has managed the fund since 2024.
BAM-SUSTK-0724-104 1.9886530.104	July 26, 2024
Supplement to the
Fidelity® Select Portfolios®
Communication Services Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Managers" heading.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2018.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
Priyanshu Bakshi (Co-Portfolio Manager) has managed the fund since 2024.
ABAM-SUSTK-0724-101 1.9911359.101	July 26, 2024